Acquisitions and Divestitures (Assets Acquired and Liability Assumed - Alcan Cable China) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 03, 2012 CHINA Alcan Cable
Business Acquisition [Line Items]
Cash					$ 8.4
Accounts receivable					8.5	[1]
Inventories					20.5
Property, plant and equipment					58.8	[2]
Intangible assets					0
Goodwill	27.2	184.6	187.6	171.4	0
Other current and noncurrent assets					0.2
Total assets					96.4
Current liabilities					18.6
Other liabilities					20.1	[2]
Total liabilities					38.7
Adjustments to property, plant and equipment and other liabilities					$ 20

[1]	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
[2]	Final purchase price accounting includes immaterial adjustments to Property, plant, and equipment and Other liabilities of approximately $20 million.